Expense Example	Jul. 28, 2025 USD ($)
T-REX 2X LONG GEV DAILY TARGET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG HHH DAILY TARGET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	$ 474